Goodwill - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / oz	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 92,591	$ 92,591
Integra Gold Corporation
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill			$ 92,591
Amount by which unit's recoverable amount exceeds its carrying amount	$ 25,000
Decrease in gold price per ounce leading to impairment | $ / oz	100
Increase in operating costs leading to impairment	10.00%
Increase in capital costs leading to impairment	10.00%